Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund
HENNESSY SELECT LARGE VALUE FUND
Investment Objective
The Hennessy Select Large Value Fund seeks long-term growth of capital and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Select Large Value Fund Original Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hennessy Select Large Value Fund Original Class
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
All Remaining Other Expenses	0.43%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.38%

EXAMPLE
This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Select Large Value Fund Original Class	141	437	756	1,659

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 149%
of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

  • stocks that the portfolio managers consider to be
    undervalued based on their earnings, dividends and/or
    assets or other widely recognized stock valuation
    measurements; and

  • stocks that the portfolio managers believe have sound
    businesses with good future potential based on their
    fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund's portfolio managers consider it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

A full discussion of all permissible investments can be found in the Fund's
Statement of Additional Information ("SAI").
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Select Large Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Performance Information
The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the Tamarack Value Fund's Class S shares. The Tamarack Value
Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as
Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson
Value Fund, the predecessor to the Tamarack Value Fund. The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000 Value Index and the S&P 500
Index. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
16.42% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.02% for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011 )
Average Annual Total Returns Hennessy Select Large Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Original Class	Return Before Taxes	0.58%	(2.64%)	2.42%
Original Class After Taxes on Distributions	Return After Taxes on Distributions	0.46%	(3.83%)	1.14%
Original Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	0.54%	(2.10%)	2.10%
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Value Index is a widely recognized, unmanaged index of large cap value stocks.